UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04873
                                                     ---------

                              The GAMCO Growth Fund
               -------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
               -------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
               -------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: March 31, 2008
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                              THE GAMCO GROWTH FUND

                              FIRST QUARTER REPORT
                                 MARCH 31, 2008

TO OUR SHAREHOLDERS,

     During the first quarter of 2008, The GAMCO Growth Fund (the "Fund") was down by 11.17%, while the Standard & Poor's ("S&P") 500 Index and the Russell 1000 Growth Index were down 9.44% and 10.18%, respectively.

     Enclosed is the investment portfolio as of March 31, 2008.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

                                      AVERAGE ANNUAL RETURNS THROUGH MARCH 31, 2008 (a)
                                      -------------------------------------------------
                                                                                                                     Since
                                                                                                                   Inception
                                    Quarter     1 Year      3 Year     5 Year     10 Year    15 Year    20 Year    (4/10/87)
                                    -------     -------     -------    ------     -------    -------    -------    ---------
GAMCO GROWTH FUND CLASS AAA ......  (11.17)%      3.68%       8.05%     12.46%      2.49%      8.69%     11.03%      11.01%
S&P 500 Index ....................   (9.44)      (5.08)       5.84      11.32       3.50       9.45      10.94        9.81
Russell 1000 Growth Index ........  (10.18)      (0.75)       6.33       9.96       1.28       7.76       9.90        8.85
Class A ..........................  (11.17)       3.68        8.06      12.47       2.49       8.69      11.03       11.01
                                    (16.27)(b)   (2.28)(b)    5.95(b)   11.14(b)    1.89(b)    8.26(b)   10.70(b)    10.70(b)
Class B ..........................  (11.34)       2.91        7.24      11.75       2.16       8.45      10.85       10.84
                                    (15.77)(c)   (2.09)(c)    6.37(c)   11.49(c)    2.16       8.45      10.85       10.84
Class C ..........................  (11.34)       2.91        7.24      11.75       2.16       8.45      10.85       10.84
                                    (12.23)(d)    1.91(d)     7.24      11.75       2.16       8.45      10.85       10.84
Class I ..........................  (11.14)       3.71        8.06      12.47       2.49       8.69      11.03       11.01

IN THE CURRENT PROSPECTUS, THE EXPENSE RATIOS FOR CLASS AAA, A, B, C, AND I SHARES ARE 1.44%, 1.44%, 2.19%, 2.19%, AND 1.19%, RESPECTIVELY. CLASS AAA AND CLASS I SHARES DO NOT HAVE A SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A, B, AND C SHARES IS 5.75%, 5.00%, AND 1.00%, RESPECTIVELY.

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

     THE CLASS AAA SHARE NET ASSET VALUES ("NAV") PER SHARE ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES ON DECEMBER 31, 2003 AND CLASS I SHARES ON JANUARY 11, 2008. THE ACTUAL PERFORMANCE OF THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. THE ACTUAL PERFORMANCE OF THE CLASS I SHARES WOULD HAVE BEEN HIGHER DUE TO LOWER EXPENSES RELATED TO THIS CLASS OF SHARES. THE S&P 500 INDEX AND THE RUSSELL 1000 GROWTH INDEX ARE UNMANAGED INDICATORS OF STOCK MARKET PERFORMANCE. DIVIDENDS ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX.

(b) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.

(c) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS B SHARES UPON REDEMPTION AT THE END OF THE QUARTER, ONE YEAR, THREE YEAR, AND FIVE YEAR PERIODS OF 5%, 5%, 3%, AND 2%, RESPECTIVELY, OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.

(d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER AND ONE YEAR PERIODS OF 1% OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------

THE GAMCO GROWTH FUND
SCHEDULE OF INVESTMENTS -- MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                    MARKET
   SHARES                                                            VALUE
------------                                                    ---------------

              COMMON STOCKS -- 98.8%
              CONSUMER DISCRETIONARY -- 7.9%
              HOTELS AND GAMING -- 0.3%
      20,000  InterContinental Hotels Group plc ..............  $       302,000
      30,000  Las Vegas Sands Corp.+ .........................        2,209,200
                                                                ---------------
                                                                      2,511,200
                                                                ---------------
              MEDIA -- 1.9%
     315,000  News Corp., Cl. B ..............................        5,997,600
     240,000  Viacom Inc., Cl. B+ ............................        9,508,800
                                                                ---------------
                                                                     15,506,400
                                                                ---------------
              RETAIL -- 5.7%
      35,000  Abercrombie & Fitch Co., Cl. A .................        2,559,900
     100,000  Coach Inc.+ ....................................        3,015,000
      60,000  Costco Wholesale Corp. .........................        3,898,200
     215,000  CVS Caremark Corp. .............................        8,709,650
      65,000  J. Crew Group Inc.+ ............................        2,871,050
      60,000  NIKE Inc., Cl. B ...............................        4,080,000
      70,000  Nordstrom Inc. .................................        2,282,000
      60,000  Polo Ralph Lauren Corp. ........................        3,497,400
     230,000  Starbucks Corp.+ ...............................        4,025,000
     128,400  Tiffany & Co. ..................................        5,372,256
      80,000  Under Armour Inc., Cl. A+ ......................        2,928,000
      90,000  Whole Foods Market Inc. ........................        2,967,300
                                                                ---------------
                                                                     46,205,756
                                                                ---------------
              TOTAL CONSUMER DISCRETIONARY ...................       64,223,356
                                                                ---------------
              CONSUMER STAPLES -- 9.7%
      80,000  Groupe Danone ..................................        7,153,660
      14,000  Nestle SA ......................................        6,995,771
     400,000  PepsiCo Inc. ...................................       28,880,000
     425,000  Procter & Gamble Co. ...........................       29,779,750
     150,000  Walgreen Co. ...................................        5,713,500
                                                                ---------------
              TOTAL CONSUMER STAPLES .........................       78,522,681
                                                                ---------------
              ENERGY -- 19.2%
     102,000  Apache Corp. ...................................       12,323,640
       1,692  Areva SA .......................................        1,840,495
      55,000  Canadian Natural Resources Ltd. ................        3,754,300
     140,000  Chesapeake Energy Corp. ........................        6,461,000
      58,000  EnCana Corp. ...................................        4,393,500
      40,000  First Solar Inc.+ ..............................        9,245,600
      45,000  Hess Corp. .....................................        3,968,100
     110,000  McDermott International Inc.+ ..................        6,030,200
     120,000  Murphy Oil Corp. ...............................        9,856,800
     105,000  National Oilwell Varco Inc.+ ...................        6,129,900
      72,000  Noble Corp. ....................................        3,576,240
      48,000  Occidental Petroleum Corp. .....................        3,512,160
      70,000  Oceaneering International Inc.+ ................        4,410,000

                                                                    MARKET
   SHARES                                                            VALUE
------------                                                    ---------------
      70,000  Petroleo Brasileiro SA, ADR ....................  $     7,147,700
      78,000  Schlumberger Ltd. ..............................        6,786,000
     140,000  Suncor Energy Inc. .............................       13,489,000
     155,000  SunPower Corp., Cl. A+ .........................       11,549,050
     120,556  Transocean Inc.+                                       16,299,171
     150,000  Veolia Environnement ...........................       10,457,682
     100,000  Weatherford International Ltd.+ ................        7,247,000
     106,250  XTO Energy Inc. ................................        6,572,625
                                                                ---------------
              TOTAL ENERGY ...................................      155,050,163
                                                                ---------------
              FINANCIAL SERVICES -- 5.2%
      40,000  Affiliated Managers Group Inc.+ ................        3,629,600
       5,000  CME Group Inc. .................................        2,345,500
      45,000  IntercontinentalExchange Inc.+ .................        5,872,500
      55,000  MasterCard Inc., Cl. A .........................       12,264,450
     160,000  T. Rowe Price Group Inc. .......................        8,000,000
     340,000  The Charles Schwab Corp. .......................        6,402,200
      50,000  Visa Inc., Cl. A+ ..............................        3,118,000
                                                                ---------------
              TOTAL FINANCIAL SERVICES .......................       41,632,250
                                                                ---------------
              HEALTH CARE -- 9.1%
              HEALTH CARE EQUIPMENT & SERVICES -- 5.3%
      86,000  Alcon Inc. .....................................       12,233,500
     250,000  St. Jude Medical Inc.+ .........................       10,797,500
     170,000  Stryker Corp. ..................................       11,058,500
     115,000  Zimmer Holdings Inc.+ ..........................        8,953,900
                                                                ---------------
                                                                     43,043,400
                                                                ---------------
              PHARMACEUTICALS & BIOTECHNOLOGY -- 3.8%
     165,000  Genentech Inc.+ ................................       13,394,700
     170,000  Gilead Sciences Inc.+ ..........................        8,760,100
     121,600  Novo Nordisk A/S, ADR ..........................        8,419,584
                                                                ---------------
                                                                     30,574,384
                                                                ---------------
              TOTAL HEALTH CARE ..............................       73,617,784
                                                                ---------------
              INDUSTRIAL -- 14.7%
      70,000  C.H. Robinson Worldwide Inc. ...................        3,808,000
     135,000  Deere & Co. ....................................       10,859,400
     250,000  Emerson Electric Co. ...........................       12,865,000
      70,000  Expeditors International of Washington Inc. ....        3,162,600
      40,000  Fluor Corp. ....................................        5,646,400
      50,000  General Dynamics Corp. .........................        4,168,500
     760,000  General Electric Co. ...........................       28,127,600
     240,000  ITT Corp. ......................................       12,434,400
     110,000  L-3 Communications Holdings Inc. ...............       12,027,400
     160,000  Rockwell Collins Inc. ..........................        9,144,000
     110,000  United Technologies Corp. ......................        7,570,200
      85,000  Vestas Wind Systems A/S+ .......................        9,285,684
                                                                ---------------
              TOTAL INDUSTRIAL ...............................      119,099,184
                                                                ---------------

               See accompanying notes to schedule of investments.

THE GAMCO GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                    MARKET
   SHARES                                                            VALUE
------------                                                    ---------------

              COMMON STOCKS (CONTINUED)
              INFORMATION TECHNOLOGY -- 25.3%
              COMMUNICATIONS EQUIPMENT -- 5.4%
   1,056,000  Cisco Systems Inc.+ ............................  $    25,439,040
     340,000  Corning Inc. ...................................        8,173,600
     215,000  Harris Corp. ...................................       10,433,950
                                                                ---------------
                                                                     44,046,590
                                                                ---------------

              COMPUTERS & PERIPHERALS -- 4.3%
      95,000  Apple Inc.+ ....................................       13,632,500
      12,000  Nintendo Co. Ltd. ..............................        6,187,801
     130,000  Research In Motion Ltd.+ .......................       14,589,900
                                                                ---------------
                                                                     34,410,201
                                                                ---------------

              SEMICONDUCTORS -- 5.6%
     875,000  Intel Corp. ....................................       18,532,500
      90,000  MEMC Electronic Materials Inc.+ ................        6,381,000
     190,000  NVIDIA Corp.+ ..................................        3,760,100
     350,000  Texas Instruments Inc. .........................        9,894,500
     220,000  Trimble Navigation Ltd.+ .......................        6,289,800
                                                                ---------------
                                                                     44,857,900
                                                                ---------------

              SOFTWARE & SERVICES -- 10.0%
     330,000  Adobe Systems Inc.+ ............................       11,744,700
     155,000  eBay Inc.+ .....................................        4,625,200
     540,000  EMC Corp.+ .....................................        7,743,600
      71,900  Google Inc., Cl. A+ ............................       31,669,793
     870,000  Microsoft Corp. ................................       24,690,600
                                                                ---------------
                                                                     80,473,893
                                                                ---------------

              TOTAL INFORMATION TECHNOLOGY ...................      203,788,584
                                                                ---------------
              MATERIALS -- 4.6%
              CHEMICALS -- 2.5%
     175,000  Monsanto Co. ...................................       19,512,500
                                                                ---------------

              METALS AND MINING -- 2.1%
     180,000  Freeport-McMoRan Copper & Gold Inc. ............       17,319,600
                                                                ---------------

              TOTAL MATERIALS ................................       36,832,100
                                                                ---------------

              WIRELESS COMMUNICATIONS -- 3.1%
              TELECOMMUNICATIONS -- 3.1%
     120,000  America Movil SAB de CV, Cl. L, ADR ............        7,642,800
      75,000  China Mobile Ltd., ADR .........................        5,625,750
     320,000  Rogers Communications Inc., Cl. B ..............       11,494,400
                                                                ---------------
                                                                     24,762,950
                                                                ---------------
              TOTAL WIRELESS COMMUNICATIONS ..................       24,762,950
                                                                ---------------
              TOTAL COMMON STOCKS ............................      797,529,052
                                                                ---------------

  PRINCIPAL                                                         MARKET
   AMOUNT                                                            VALUE
------------                                                    ---------------

              U.S. GOVERNMENT OBLIGATIONS -- 1.2%
              U.S. TREASURY BILLS -- 1.0%
$  8,246,000  U.S. Treasury Bills, 1.003% to 3.084%++,
                 04/03/08 to 09/18/08 ........................  $     8,214,789
                                                                ---------------
              U.S. TREASURY NOTES -- 0.2%
   1,660,000  U.S. Treasury Note,
                 5.125%, 06/30/08 ............................        1,675,823
                                                                ---------------
              TOTAL U.S. GOVERNMENT OBLIGATIONS ..............        9,890,612
                                                                ---------------
              TOTAL INVESTMENTS -- 100.0%
                 (Cost $763,481,342) .........................  $   807,419,664
                                                                ===============
              Aggregate book cost ............................  $   763,481,342
                                                                ===============
              Gross unrealized appreciation ..................  $    78,974,852
              Gross unrealized depreciation ..................      (35,036,530)
                                                                ---------------
              Net unrealized appreciation/depreciation .......  $    43,938,322
                                                                ===============

----------
+    Non-income producing security.

++   Represents annualized yield at date of purchase.

ADR  American Depositary Receipt

               See accompanying notes to schedule of investments.

THE GAMCO GROWTH FUND
NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC, the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.

ADOPTION OF STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157 "FAIR VALUE MEASUREMENTS" ("SFAS 157") On January 1, 2008, the Fund adopted SFAS 157 that clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

      o     Level 1 - quoted prices in active markets for identical securities;

      o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

      o Level 3 - significant unobservable inputs (including the Fund's determinations as to the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used to value the Fund's net assets as of March 31, 2008 is as follows:

                                                       INVESTMENTS IN
                                                         SECURITIES
      VALUATION INPUTS                                 (MARKET VALUE)
      ----------------                                 --------------
      Level 1 - Quoted Prices                          $ 797,529,052
      Level 2 - Other Significant Observable Inputs        9,890,612
      Total
                                                       -------------
                                                       $ 807,419,664
                                                       =============

THE GAMCO GROWTH FUND
NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

2. TAX INFORMATION. At December 31, 2007, the Fund had net capital loss carryforwards for federal income tax purposes of $821,106,933, which are available to reduce future required distributions of net capital gains to shareholders. $469,914,764 is available through 2010; $350,050,494 is available through 2011; and $1,141,675 is available through 2012.

--------------------------------------------------------------------------------

GABELLI/GAMCO FUNDS AND YOUR PERSONAL PRIVACY
--------------------------------------------------------------------------------

WHO ARE WE?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC or Teton Advisors, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A SHAREHOLDER?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES, AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             GABELLI FAMILY OF FUNDS
--------------------------------------------------------------------------------

VALUE

GABELLI ASSET FUND

Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND

Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The Fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value. (MULTICLASS)
                                          PORTFOLIO MANAGER: BARBARA MARCIN, CFA

GAMCO WESTWOOD EQUITY FUND

Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                               PORTFOLIO MANAGER: SUSAN M. BYRNE

FOCUSED VALUE

GABELLI VALUE FUND

Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE

GABELLI SMALL CAP FUND

Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation. (MULTICLASS)
                                       PORTFOLIO MANAGER:  MARIO J. GABELLI, CFA

GAMCO WESTWOOD SMALLCAP EQUITY FUND

Seeks to invest primarily in smaller capitalization equity securities - market caps of $2.5 billion or less. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                                      PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GABELLI WOODLAND SMALL CAP VALUE FUND

Seeks to invest primarily in the common stocks of smaller companies (market capitalizations generally less than $3.0 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation. (MULTICLASS)
                                      PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GROWTH

GAMCO GROWTH FUND

Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is capital appreciation. (MULTICLASS)
                                          PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GAMCO INTERNATIONAL GROWTH FUND

Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global diversification. (MULTICLASS)
                                                 PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH

GAMCO GLOBAL GROWTH FUND

Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The fund's primary objective is capital appreciation. (MULTICLASS)
                                                                    TEAM MANAGED

MICRO-CAP

GAMCO WESTWOOD MIGHTY MITES(SM) FUND

Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                                                                    TEAM MANAGED

EQUITY INCOME

GABELLI EQUITY INCOME FUND

Seeks to invest primarily in equity securities with above average market yields. The fund pays monthly dividends and seeks a high level of total return with an emphasis on income. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GAMCO WESTWOOD BALANCED FUND

Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income. (MULTICLASS)
                                           CO-PORTFOLIO MANAGERS: SUSAN M. BYRNE
                                                               MARK FREEMAN, CFA

GAMCO WESTWOOD INCOME FUND

Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income securities. (MULTICLASS)
                                          PORTFOLIO MANAGER: BARBARA MARCIN, CFA

SPECIALTY EQUITY

GAMCO GLOBAL CONVERTIBLE SECURITIES FUND

Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital appreciation. (MULTICLASS)
                                                                    TEAM MANAGED

GAMCO GLOBAL  OPPORTUNITY FUND

Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation. (MULTICLASS)
                                                                    TEAM MANAGED

GABELLI SRI FUND

Seeks to invest in common and preferred stocks of companies that meet the Fund's guidelines for social responsibility at the time of investment, looking to avoid companies in tobacco, alcohol, and gaming, defense/weapons contractors, and manufacturers of abortifacients. The Fund's primary objective is capital appreciation. (MULTICLASS)
                                     PORTFOLIO MANAGER: CHRISTOPHER C. DESMARAIS

SECTOR

GAMCO GLOBAL TELECOMMUNICATIONS FUND

Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's primary objective is capital appreciation. (MULTICLASS)
                                                                    TEAM MANAGED

GAMCO GOLD FUND

Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. (MULTICLASS)
                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND

Seeks to provide a high level of total return through a combination of capital appreciation and current income. (MULTICLASS)
                                                                    TEAM MANAGED

MERGER AND ARBITRAGE

GABELLI ABC FUND

Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss. (NO-LOAD)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

CONTRARIAN

GAMCO MATHERS FUND

Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (NO-LOAD)
                                        PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND

Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective. (MULTICLASS)
                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND

The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of debt instruments. (MULTICLASS)
                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

FIXED INCOME

GAMCO WESTWOOD INTERMEDIATE BOND FUND

Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return. (MULTICLASS)
                                            PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET

GABELLI U.S. TREASURY MONEY MARKET FUND

Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)
                                             PORTFOLIO MANAGER: JUDITH A. RANERI

AN INVESTMENT IN THE ABOVE MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUNDS MAY INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS.

TO RECEIVE A PROSPECTUS, CALL 800-GABELLI (422-3554). INVESTORS SHOULD CAREFULLY
  CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER
             MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

                       THE GAMCO GROWTH FUND                              GAMCO
                        One Corporate Center
                      Rye, New York 10580-1422
                            800-GABELLI
                            800-422-3554
                         FAX: 914-921-5118
                      WEBSITE: WWW.GABELLI.COM
                      E-MAIL: INFO@GABELLI.COM
        Net Asset Value per share available daily by calling
                    800-GABELLI after 6:00 P.M.

                         BOARD OF TRUSTEES

Mario J. Gabelli, CFA             Robert J. Morrissey                 THE
CHAIRMAN AND CHIEF                ATTORNEY-AT-LAW                     GAMCO
EXECUTIVE OFFICER                 MORRISSEY, HAWKINS & LYNCH          GROWTH
GAMCO INVESTORS, INC.                                                 FUND

Anthony J. Colavita               Anthony R. Pustorino
ATTORNEY-AT-LAW                   CERTIFIED PUBLIC ACCOUNTANT,
ANTHONY J. COLAVITA, P.C.         PROFESSOR EMERITUS
                                  PACE UNIVERSITY

James P. Conn                     Anthony Torna
FORMER CHIEF INVESTMENT OFFICER   MAXIM GROUP LLC
FINANCIAL SECURITY ASSURANCE
HOLDINGS LTD.

Dugald A. Fletcher                Anthonie C. van Ekris
PRESIDENT                         CHAIRMAN
FLETCHER & COMPANY, INC.          BALMAC INTERNATIONAL, INC.

John D. Gabelli                   Salvatore J. Zizza
SENIOR VICE PRESIDENT             CHAIRMAN
GABELLI & COMPANY, INC.           ZIZZA & CO., LTD.

                   OFFICERS AND PORTFOLIO MANAGER

Bruce N. Alpert                   Howard F. Ward, CFA
PRESIDENT AND SECRETARY           PORTFOLIO MANAGER

Agnes Mullady                     Peter D. Goldstein
TREASURER                         CHIEF COMPLIANCE OFFICER

                            DISTRIBUTOR
                      Gabelli & Company, Inc.

           CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                State Street Bank and Trust Company

                           LEGAL COUNSEL
              Skadden, Arps, Slate, Meagher & Flom LLP

-------------------------------------------------------------------
This  report  is  submitted  for  the  general  information  of the
shareholders  of The GAMCO Growth Fund.  It is not  authorized  for   FIRST QUARTER REPORT
distribution   to   prospective   investors   unless   preceded  or         MARCH 31, 2008
accompanied by an effective prospectus.
-------------------------------------------------------------------
GAB406Q108SR

ITEM 2. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The GAMCO Growth Fund
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date                       May 29, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date                       May 29, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer

Date                       May 29, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.